Equity Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans
10.	Equity Incentive Plans

Sequenta 2008 Stock Plan, as amended

In connection with our acquisition of Sequenta in January 2015, we assumed Sequenta’s Equity Incentive Plan (“2008 Plan”), including all outstanding options and shares available for future issuance under the 2008 Plan, which, prior to the completion of our initial public offering, were all exercisable for Series E-1 convertible preferred stock. Upon completion of our initial public offering, outstanding options are now exercisable for common stock. While no shares are available for future issuance under this plan, the 2008 Plan continues to govern outstanding equity awards granted thereunder.

Adaptive 2009 Equity Incentive Plan

We adopted an equity incentive plan in 2009 (“2009 Plan”) that provided for the issuance of incentive and nonqualified common stock options, and other share-based awards for employees, directors and consultants. Under the 2009 Plan, the option exercise price for incentive and nonqualified stock options were not to be less than the fair market value of our common stock at the date of grant as determined by our board of directors. Options granted under this plan expire no later than ten years from the grant date, and vesting was established at the time of grant. Pursuant to the terms of the 2019 Plan, any shares subject to outstanding options originally granted under the 2009 Plan that terminate, expire or lapse for any reason without the delivery of shares to the holder thereof shall become available for issuance pursuant to awards granted under the 2019 Plan. While no shares are available for future issuance under the 2009 Plan, it continues to govern outstanding equity awards granted thereunder.

2019 Equity Incentive Plan

The 2019 Plan was approved by our shareholders on June 13, 2019 and, pursuant to the resolutions adopted by our board of directors, became effective with an initial reserve of 15,519,170 shares immediately prior to and contingent upon the closing of our initial public offering. The 2019 Plan provides for the issuance of awards in the form of options and other share-based awards for employees, directors and consultants. Under the 2019 Plan, the option exercise price per share shall not be less than the fair market value of a share of stock on the grant date of the option, as defined by the 2019 Plan, unless explicitly qualified under the provisions of Section 409A or Section 424(a) of the Internal Revenue Code of 1986. Additionally, unless otherwise specified, options granted under this plan expire no later than ten years from the grant date, and vesting is established at the time of grant.

Changes in shares available for grant during the nine months ended September 30, 2019 were as follows:

Shares Available for Grant
Shares available for grant at December 31, 2018	6,827,996
2019 Plan reserve (unaudited)	12,363,202
Options and RSUs granted (unaudited)	(4,084,656)
Options and RSUs forfeited or cancelled (unaudited)	367,675

Shares available for grant at September 30, 2019 (unaudited)	15,474,217

Stock option activity under the 2008 Plan, 2009 Plan and 2019 Plan during the nine months ended September 30, 2019 is as follows:

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price per Share	Aggregate Intrinsic Value (in thousands)
Options outstanding at December 31, 2018	15,157,930	$4.52	$41,690
Options granted (unaudited)	4,071,846	9.15
Options forfeited or cancelled (unaudited)	(367,675)	6.08
Options exercised (unaudited)	(1,379,658)	1.67

Options outstanding at September 30, 2019 (unaudited)	17,482,443	5.79	438,968

During the nine months ended September 30, 2019, we granted 12,810 shares of RSUs at a weighted-average grant date fair value per share of $41.63, all of which have not vested and remain outstanding at September 30, 2019.

Fair Value of Options Granted

The estimated fair value of options granted during the nine months ended September 30, 2018 and 2019 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Nine Months Ended September 30,
	2018	2019
	(unaudited)
Grant date fair value	$6.55	$10.08
Expected term (in years)	6.15	6.06
Risk-free interest rate	2.7%	2.4%
Expected volatility	68.9%	68.0%
Expected dividend yield	—	—

The determination of the fair value of stock options on the date of grant using a Black-Scholes option-pricing model is affected by the estimated fair value of our common stock, as well as assumptions regarding a number of variables that are complex, subjective and generally require significant judgment to determine. The valuation assumptions were determined as follows:

Fair value of common stock—The grant date fair value of our common stock has been determined by our board of directors with input from management. Prior to the closing of our initial public offering, the grant date fair value of the common stock was determined using valuation methodologies which utilize certain assumptions, including probability weighting of events, volatility, time to liquidation, a risk-free interest rate and an assumption for a discount for lack of marketability (Level 3 inputs). In determining the fair value of the common stock, the methodologies used to estimate the enterprise value were performed using methodologies, approaches and assumptions consistent with the American Institute of Certified Public Accountants Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. For valuations of grants made after the closing of our initial public offering, our board of directors determines the fair value of each share of common stock based on the closing price of our common stock on the date of grant or other relevant determination date, as reported on The Nasdaq Global Select Market.

Expected term—The expected life of options granted to employees and non-employee directors is determined using the “simplified” method, as illustrated in ASC Topic 718, Compensation—Stock Compensation, as we do not have sufficient exercise history to determine a better estimate of expected term. Under this approach, the expected term is presumed to be the average of the weighted-average vesting term and the contractual term of the option.

Risk-free interest rate—We utilize a risk-free interest rate in the option valuation model based on U.S. Treasury zero-coupon issues, with remaining terms similar to the expected term of the options.

Expected volatility—As we do not have sufficient trading history for our common stock, the expected volatility is based on the historical volatility of our publicly traded industry peers utilizing a period of time consistent with our estimate of the expected term.

Expected dividend yield—We do not anticipate paying any cash dividends in the foreseeable future and, therefore, use an expected dividend yield of zero in the option valuation model.

Share-based compensation expense of $2.6 million and $3.3 million was recognized during the three months ended September 30, 2018 and 2019, respectively, and $8.1 million and $9.7 million was recognized during the nine months ended September 30, 2018 and 2019, respectively.

The compensation costs for the three and nine months ended September 30, 2018 and 2019, respectively, related to stock options and RSUs are included on our unaudited condensed statements of operations as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2019	2018	2019
	(unaudited)
Cost of revenue	$97	$133	$273	$376
Research and development	700	943	2,168	2,838
Sales and marketing	620	798	2,169	2,647
General and administration	1,136	1,461	3,493	3,852

Total share-based compensation expense	$2,553	$3,335	$8,103	$9,713

At September 30, 2019, unrecognized share-based compensation expense related to unvested stock options was $34.5 million, which is expected to be recognized over a remaining weighted-average period of 3.06 years. Additionally, at September 30, 2019, unrecognized share-based compensation expense related to unvested RSUs was $0.3 million, which is expected to be recognized over a remaining weighted-average period of 0.73 years.

13.	Equity Incentive Plans

Adaptive 2009 Equity Incentive Plan

We adopted an equity incentive plan during 2009 (“2009 Plan”) that provides for the issuance of incentive and nonqualified common stock options, and other share-based awards for employees, directors and consultants. Under the 2009 Plan, the option exercise price for incentive and nonqualified stock options may not be less than the fair market value of our common stock at the date of grant as determined by the board of directors. Options expire no later than ten years from the grant date, and vesting is established at the time of grant. As of December 31, 2018, we have authorized 21,721,249 shares of common stock for issuance under the 2009 Plan.

A summary of our option and restricted stock unit (“RSU”) activity is as follows:

	Shares available for grant	Shares subject to outstanding options	Weighted- average exercise price per share	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2016	3,423,473	12,985,266	$3.46	$37,138

Authorized	—	—	—
Options granted	(1,604,496)	1,604,496	6.27
RSUs forfeited	880,487	(880,487)	—
Forfeited	2,086,035	(2,086,035)	5.80
Exercised	—	(54,685)	1.73

Outstanding at December 31, 2017	4,785,499	11,568,555	3.70	32,970

Authorized	6,000,000	—	—
Options granted	(4,764,625)	4,764,625	6.55
Forfeited	807,122	(807,122)	5.54
Exercised	—	(632,805)	1.85

Outstanding at December 31, 2018	6,827,996	14,893,253	4.59	39,864

In 2016, we granted 880,487 RSUs. The vesting of the shares required the satisfaction of both a service and an event condition. In 2017, these RSUs were forfeited due to the employee’s termination prior to the occurrence of either conditions.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2018:

Exercise price	Options outstanding	Weighted- average remaining contractual life (years)	Options exercisable	Aggregate intrinsic value (in thousands)
$ 0.16	469,109	1.36	469,109
0.33	1,428,959	2.90	1,428,959
0.45	641,000	3.95	641,000
0.84	1,115,225	5.05	1,115,225
1.98	1,040,500	5.65	1,040,500
4.07	409,194	6.22	395,005
6.27	672,353	6.73	402,321
6.32	4,431,538	6.71	3,623,123
6.55	4,685,375	9.29	947,049

	14,893,253	6.66	10,062,291	$36,089

The weighted-average exercise price for options exercisable as of December 31, 2018 was $3.68. The weighted-average grant date fair value of options granted was $4.00 and $4.15 during the years ended December 31, 2017 and 2018, respectively. The total intrinsic value of awards exercised was $0.3 million and $3.0 million during the years ended December 31, 2017 and 2018, respectively.

Sequenta, Inc. 2008 Stock Plan, as amended

In connection with our acquisition of Sequenta Inc. in January 2015, we assumed Sequenta’s Equity Incentive Plan (“2008 Plan”), including all outstanding options and shares available for future issuance under the 2008 Plan, which are all exercisable for Series E-1 convertible preferred stock.

A summary of our Series E-1 convertible preferred stock option activity is as follows:

	Convertible preferred shares subject to outstanding options	Weighted- average exercise price per share	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2016	814,563	$0.56	$4,814

Options granted	—	—
Forfeited	(121,898)	0.55
Exercised	(171,526)	0.74

Outstanding at December 31, 2017	521,139	0.50	3,195

Options granted	—	—
Forfeited	(122,397)	0.36
Exercised	(134,065)	0.75

Outstanding at December 31, 2018	264,677	0.44	1,826

The following table summarizes information about convertible preferred stock options outstanding and exercisable at December 31, 2018:

Exercise price	Options outstanding	Weighted- average remaining contractual life (years)	Options exercisable	Aggregated intrinsic value (in thousands)
$0.10	104,652	0.63	104,652
0.28	10,153	2.23	10,153
0.55	74,473	4.08	74,473
0.82	70,518	5.12	70,480
0.92	4,881	5.37	4,881

	264,677	2.94	264,639	$1,826

There were no preferred options granted during the years ended December 31, 2017 and 2018. The total intrinsic value of awards exercised was $1.0 million and $0.8 million during the years ended December 31, 2017 and 2018, respectively.

Fair value of options granted

The estimated fair value of options granted during 2017 and 2018 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions for our 2009 Plan:

	Year Ended December 31,
	2017	2018
Grant date fair value	$6.27	$6.55
Expected term (in years)	6.12	6.14
Risk-free interest rate	2.0%	2.7%
Expected volatility	70.2%	68.1%
Expected dividend yield	—	—

The determination of the fair value of stock options on the date of grant using a Black-Scholes option-pricing model is affected by the estimated fair value of our common stock, as well as assumptions regarding a number of variables that are complex, subjective and generally require significant judgment to determine. The valuation assumptions were determined as follows:

Fair value of common stock—The grant date fair value of our common stock has been determined by our board of directors with input from management. The grant date fair value of the common stock was determined using valuation methodologies which utilizes certain assumptions, including probability weighting of events, volatility, time to liquidation, a risk-free interest rate and an assumption for a discount for lack of marketability (Level 3 inputs). In determining the fair value of the common stock, the methodologies used to estimate the enterprise value were performed using methodologies, approaches and assumptions consistent with the American Institute of Certified Public Accountants Accounting Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Expected term—The expected life of options granted to employees is determined using the “simplified” method, as illustrated in ASC Topic 718, Compensation—Stock Compensation, as we do not have sufficient exercise history to determine a better estimate of expected term. Under this approach, the expected term is presumed to be the average of the weighted-average vesting term and the contractual term of the option.

Risk-free interest rate—We utilize a risk-free interest rate in the option valuation model based on U.S. Treasury zero-coupon issues, with remaining terms similar to the expected term of the options.

Expected volatility—As we do not have any trading history for our common stock, the expected volatility is based on the historical volatility of our publicly traded industry peers utilizing a period of time consistent with our estimate of expected term.

Expected dividend yield—We do not anticipate paying any cash dividends in the foreseeable future and, therefore, use an expected dividend yield of zero in the option valuation model.

Share-based compensation expense of $7.0 million and $11.1 million was recognized during the years ended December 31, 2017 and 2018, respectively. The compensation costs related to stock options are included in the statements of operations as follows (in thousands):

	Year Ended December 31,
	2017	2018
Cost of revenue	$237	$398
Research and development	2,375	2,896
Sales and marketing	1,344	2,891
General and administration	3,053	4,964

Total share-based compensation expense	$7,009	$11,149

There were no stock option modifications during the year ended December 31, 2017. During the year ended December 31, 2018, there was one option modification to extend the option exercise period which resulted in incremental stock compensation of $0.5 million. The total grant date fair value of the stock options that vested during the years ended December 31, 2017 and 2018, excluding the impact of modifications, approximated the share-based compensation expense recorded during the respective periods.

At December 31, 2018, unrecognized share-based compensation expense related to unvested stock options was $18.3 million, which is expected to be recognized over a remaining weighted-average period of 2.72 years.